Overview (Tables)	12 Months Ended
Dec. 31, 2013
Overview [Abstract]
Components of fleet
Ardmore’s fleet as of December 31, 2013 comprises the following:

Vessel Name	Type	Dwt	Imo	Built Date	Built Country	Employment	Specification
In Operation
Ardmore Seavaliant	Product/Chemical	49,998	3	Feb-13	Korea	Time Charter	Eco-design
Ardmore Seaventure	Product/Chemical	49,998	3	Jun-13	Korea	Time Charter	Eco-design
Ardmore Seatrader	Product	47,141	—	Dec-02	Japan	Time Charter	Eco-mod
Ardmore Seamaster	Product/Chemical	45,840	3	Sep-04	Japan	Time Charter	Eco-mod
Ardmore Seafarer	Product	45,744	—	Aug-04	Japan	Time Charter	Eco-mod
Ardmore Centurion	Product/Chemical	29,006	2	Nov-05	Korea	Spot	Eco-mod
Ardmore Calypso	Product/Chemical	17,589	2	Jan-10	Korea	Pool	Eco-mod
Ardmore Capella	Product/Chemical	17,567	2	Jan-10	Korea	Pool	Eco-mod

Awaiting delivery
Ardmore Seamariner	Product	45,726	—	Oct-06	Japan	Time Charter	Eco-mod

Vessel Name	Type	Dwt	Imo	Built Date	Built Country	Employment	Specification
On Order
Ardmore Seavantage	Product/Chemical	49,997	3	Jan-14	Korea	Time Charter	Eco-design
Ardmore Seavanguard	Product/Chemical	49,998	3	Feb-14	Korea	MI	Eco-design
SPP Hull S-1162	Product/Chemical	50,300	3	1Q15	Korea	MI	Eco-design
SPP Hull S-1163	Product/Chemical	50,300	3	2Q15	Korea	MI	Eco-design
SPP Hull S-1171	Product/Chemical	50,300	3	2Q15	Korea	MI	Eco-design
SPP Hull S-1172	Product/Chemical	50,300	3	3Q15	Korea	MI	Eco-design
HMD Hull H-2480	Product/Chemical	37,000	2	1Q15	Korea	MI	Eco-design
HMD Hull H-2481	Product/Chemical	37,000	2	1Q15	Korea	MI	Eco-design
FKA Hull N-2062	Product/Chemical	25,000	2	4Q14	Japan	MI	Eco-design
FKA Hull N-2063	Product/Chemical	25,000	2	1Q15	Japan	MI	Eco-design
FKA Hull N-2065	Product/Chemical	25,000	2	3Q15	Japan	MI	Eco-design
FKA Hull N-2067	Product/Chemical	25,000	2	4Q15	Japan	MI	Eco-design
Total	21	823,804